Intangible Assets - Schedule of Amortization Expense for Intangible Assets (Details)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)
Schedule of Amortization Expense for Intangible Assets [Abstract]
2026	¥ 2,360,000	$ 16,546
2027	2,360,000	16,546
2028	2,360,000	16,546
2029	2,360,000	16,546
2030	1,180,000	8,274
Thereafter
Total	¥ 10,620,000	$ 74,458